Derivative Instruments and Concentration of Credit Risk (Details 1) (Risk Management [Member], NGL & Petchem Services [Member], Not Designated as Hedging Instrument [Member])	Dec. 31, 2012 bbl
Central Hub Risk [Member]
Notional quantities of the net long (short) positions in commodity derivatives portfolio
Derivative, Nonmonetary Notional Amount	(185,000)
Basis Risk [Member]
Notional quantities of the net long (short) positions in commodity derivatives portfolio
Derivative, Nonmonetary Notional Amount	(38,256,000)